Geographic Information (Details) - Schedule of property and equipment, net and operating lease right-of-use assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of property and equipment, net and operating lease right-of-use assets [Abstract]
Property and equipment, net	$ 13,281	$ 7,546
Israel [Member]
Schedule of property and equipment, net and operating lease right-of-use assets [Abstract]
Property and equipment, net	10,982	5,842
United States [Member]
Schedule of property and equipment, net and operating lease right-of-use assets [Abstract]
Property and equipment, net	1,759	1,699
Japan [Member]
Schedule of property and equipment, net and operating lease right-of-use assets [Abstract]
Property and equipment, net	$ 541	$ 5